Deferred Tax - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Undistributed earnings of non-Canadian subsidiaries	$ 9,700	$ 12,700
Deferred tax asset	1,343	1,376
Two Thousand Thirty Four To Two Thousand and Forty One [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward.	$ 900
Canada [member] | Tax Legislation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset		$ 468